Credit Losses (Tables)	6 Months Ended
Jun. 30, 2023
Credit Loss [Abstract]
Reinsurance Recoverable, Allowance for Credit Loss
The following tables summarize the Company’s allowance for expected credit losses for the twelve months ended December 31, 2022 in investments, reinsurance recoverables and receivables following the adoption of ASU 2016-13 Financial Instruments - Credit Losses (Topic 326)”:

	Twelve Months Ended December 31, 2022

	($ in millions)
	Investments	Reinsurance Recoverables	Receivables	Total
Opening value as at January 1, 2022	$2.7	$3.3	$30.2	$36.2
Movement of the allowance for credit losses during the year	5.0	0.4	(5.2)	0.2
Closing value as at December 31, 2022	$7.7	$3.7	$25.0	$36.4

	Twelve Months Ended December 31, 2021

	($ in millions)
	Investments	Reinsurance Recoverables	Receivables	Total
Opening value as at January 1, 2021	$0.2	$3.8	$34.0	$38.0
Movement of the allowance for credit losses during the year	2.5	(0.5)	(3.8)	(1.8)
Closing value as at December 31, 2021	$2.7	$3.3	$30.2	$36.2